UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/08

Investment Company Act file number	811-8703

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--136.3%	Rate (%)	Date	Amount ($)		Value ($)
Advertising--2.1%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000	a	414,675
Lamar Media,
Gtd. Notes	6.63	8/15/15	4,580,000	a	3,331,950
R.H. Donnelley,
Sr. Unscd. Notes, Ser. A-4	8.88	10/15/17	2,375,000	a	368,125
					4,114,750
Aerospace & Defense--.8%
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,590,000	a	1,558,200
Automobile Manufacturers--.2%
Ford Motor,	4.17	12/16/13	1,000,000		399,720
Automotive, Trucks & Parts--1.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	488,000	a	407,480
Goodyear Tire & Rubber,
Gtd. Notes	9.00	7/1/15	1,486,000	a	1,203,660
United Components,
Gtd. Notes	9.38	6/15/13	1,925,000	a	818,125
					2,429,265
Banks--1.4%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,316,000	a	2,673,525
Casinos & Gaming--.8%
Pinnacle Entertainment,
Gtd. Notes	8.75	10/1/13	1,295,000	a	1,029,525
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,100,000	a,b	555,500
					1,585,025
Chemicals--1.4%

Huntsman International,
Gtd. Notes	7.88	11/15/14	795,000	a	429,300
Huntsman,
Scd. Notes	11.63	10/15/10	909,000	a	797,647
Nalco,
Gtd. Notes	8.88	11/15/13	1,783,000	a	1,515,550
					2,742,497
Commercial & Professional Services--1.8%
Education Management,
Gtd. Notes	8.75	6/1/14	1,100,000	a	841,500
Education Management,
Gtd. Notes	10.25	6/1/16	2,095,000	a	1,529,350
Ipayment,
Gtd. Notes	9.75	5/15/14	2,150,000	a	1,085,750
					3,456,600
Commercial Mortgage Pass-Through Ctfs.--.4%
Global Signal Trust,
Ser. 2006-1, Cl. F	7.04	2/15/36	1,210,000	a,b	795,442
Diversified Financial Services--15.9%
Dow Jones CDX,
Pass Thrus Certificates,
Ser. 4-T1	8.25	6/29/10	7,337,640 a,b,c		7,062,478
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	7,880,000	a	6,921,619
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	950,000	a	619,587
Ford Motor Credit,
Sr. Unscd. Notes	8.63	11/1/10	1,650,000	a	1,249,570
Hawker Beechcraft Acquisition,
Gtd. Notes	9.75	4/1/17	3,155,000	a	867,625
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	2,725,000	a,b	1,216,031
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,155,000	a	924,000
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	1,380,000	a	1,031,550
LVB Acquisition,

Gtd. Notes	11.63	10/15/17	10,674,000	a	9,179,640
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,606,000	a	883,300
Stena,
Sr. Unscd. Notes	7.50	11/1/13	1,170,000	a	779,512
UCI Holdco,
Sr. Unscd. Notes	10.00	12/15/13	739,413	a,d	129,397
					30,864,309
Diversified Metals & Mining--2.2%
CSN Islands IX,
Gtd. Notes	10.00	1/15/15	1,315,000 a,b,d		1,308,425
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	2,599,000	a	2,211,697
Steel Dynamics,
Gtd. Notes	7.38	11/1/12	1,010,000	a	742,350
					4,262,472
Electric Utilities--21.5%
AES,
Sr. Unscd. Notes	7.75	10/15/15	5,355,000	a	4,524,975
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000	a	350,625
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 a,b,d		5,593,500
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	505,000	a	441,875
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	5,320,000	a	4,894,400
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	13,495,000	a,b	9,648,925
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	2,975,000	a	2,900,625
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000	a	2,639,275
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000	a	1,101,563
NRG Energy,
Gtd. Notes	7.38	1/15/17	1,765,000	a	1,628,213

Orion Power Holdings,
Sr. Unscd. Notes	12.00	5/1/10	1,395,000	a	1,401,975
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	2,045,000	a	1,707,575
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000	a	3,143,102
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,275,000	a	1,356,373
Steel Dynamics,
Sr. Unscd. Notes	7.75	4/15/16	755,000	b	526,613
					41,859,614
Environmental Control--.4%
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000	a	797,150
Food & Beverages--2.7%
Constellation Brands,
Gtd. Notes	7.25	9/1/16	365,000	a	346,750
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000	a	2,000,700
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	7.75	5/15/13	605,000	a	391,738
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,793,000	a	2,541,630
					5,280,818
Health Care--13.4%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	5,875,000	a,b	4,420,938
Community Health Systems,
Gtd. Notes	8.88	7/15/15	3,980,000	a	3,681,500
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000	a	1,642,600
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	845,000	a	760,500
HCA,
Sr. Unscd. Notes	6.30	10/1/12	4,160,000	a	2,953,600
HCA,
Notes	9.00	12/15/14	4,000,000	a	2,583,380

HCA,
Sr. Scd. Notes	9.13	11/15/14	1,695,000	a	1,576,350
HCA,
Sr. Scd. Notes	9.25	11/15/16	7,320,000	a	6,734,400
Tenet Healthcare,
Sr. Unscd. Notes	9.88	7/1/14	2,000,000	a	1,620,000
					25,973,268
Lodging & Entertainment--5.8%
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,180,000	a	1,067,900
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,300,000	a,e	2,685,375
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	1,100,000	a	764,500
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,790,000	a	1,199,700
Mandalay Resort Group,
Gtd. Notes	9.38	2/15/10	4,000,000	a	2,940,000
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	923,000	a,d	475,345
MGM Mirage,
Gtd. Notes	8.38	2/1/11	896,000	a	537,600
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,856,000	a,b	1,605,440
Scientific Games,
Gtd. Notes	6.25	12/15/12	91,000	a	73,710
					11,349,570
Machinery--3.0%
Case New Holland,
Gtd. Notes	7.13	3/1/14	1,825,000	a	1,304,875
Case,
Sr. Unscd. Notes	7.25	1/15/16	1,005,000	a	703,500
Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	481,000	a	406,445
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	1,285,000	a,b	674,625
Terex,

Gtd. Notes	7.38	1/15/14	3,170,000	a	2,773,750
					5,863,195
Manufacturing--3.0%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	2,200,000	a,b	1,820,500
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	675,000	a,b	597,375
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	1,300,000	a	890,500
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	2,165,000	a	1,623,750
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	1,440,000	a	824,400
					5,756,525
Media--17.3%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	4,837,000	a,d	4,329,115
CCH I,
Gtd. Notes	11.75	5/15/14	1,970,000	d	110,812
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	8,800,000	a	4,092,000
CCH II,
Gtd. Notes	10.25	10/1/13	1,730,000	a	631,450
Clear Channel Communication,
Sr. Unscd. Notes	10.75	8/1/16	1,075,000	a,b	225,750
CSC Holdings,
Sr. Unscd. Notes	7.63	7/15/18	890,000		698,650
CSC Holdings,
Sr. Unscd. Notes, Ser. B	8.13	7/15/09	4,650,000	a	4,638,375
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	720,000	a	439,200
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	5,720,000	a	1,372,800
DirecTV Holdings Financing,
Gtd. Notes	7.63	5/15/16	1,865,000		1,818,375
Echostar DBS,
Gtd. Notes	6.63	10/1/14	1,175,000	a	984,062

Echostar DBS,
Gtd. Notes	7.13	2/1/16	6,245,000	a	5,245,800
General Cable,
Gtd. Notes	7.13	4/1/17	1,990,000	a	1,323,350
ION Media Networks,
Sr. Sub. Notes, Ser. A	11.00	7/31/13	31,028	a	217
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	33,232	a,b	233
Kabel Deutschland,
Sr. Scd. Notes	10.63	7/1/14	2,093,000	a	1,873,235
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,930,000	a,b	685,150
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	5,865,000	a	4,457,400
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	180,000	a	78,525
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	1,434,961	a,d	626,002
					33,630,501
Oil & Gas--8.4%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	110,000	a	110,502
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,490,000	a	2,079,150
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	725,000	a	569,125
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	920,000	a	795,800
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	385,000	a	327,250
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,375,000	a	1,864,375
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000	a	2,749,175
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	280,000	a	247,800
El Paso,

Sr. Unscd. Notes	7.00	6/15/17	1,295,000		1,019,948
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	1,935,000		1,905,975
Newfield Exploration,
Sr. Sub. Notes	6.63	4/15/16	1,105,000	a	884,000
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,005,000	a	1,634,075
Range Resources,
Gtd. Notes	7.25	5/1/18	890,000	a	747,600
Range Resources,
Gtd. Notes	7.50	10/1/17	800,000	a	684,000
SouthWestern Energy,
Sr. Notes	7.50	2/1/18	370,000	b	325,600
Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	500,000	a	391,270
					16,335,645
Packaging & Containers--4.5%
Crown Americas,
Gtd. Notes	7.75	11/15/15	3,925,000	a	3,925,000
Norampac,
Gtd. Notes	6.75	6/1/13	3,554,000	a	1,617,070
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	450,000	a	445,500
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,590,000	a,b	1,748,250
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	3,265,000	a	636,675
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	2,100,000	a	357,000
					8,729,495
Paper & Forest Products--3.8%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	3,600,000	a,b	3,078,000
NewPage,
Gtd. Notes	12.00	5/1/13	4,900,000	a	1,421,000
Rock-Tenn,
Gtd. Notes	9.25	3/15/16	1,350,000	a,b	1,262,250

Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	5,355,000	a	1,633,275
					7,394,525
Real Estate Investment Trusts--.6%
Host Hotels & Resorts,
Sr. Scd. Notes, Ser. M	7.00	8/15/12	550,000	a	468,875
Host Hotels & Resorts,
Sr. Scd. Notes	7.13	11/1/13	900,000	a	729,000
					1,197,875
Retail--1.4%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,600,000	a	1,312,000
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	1,208,000	a	525,480
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	1,080,000	a	799,200
					2,636,680
Technology--5.6%
Amkor Technologies,
Sr. Notes	9.25	6/1/16	1,455,000	a	851,175
Ceridian,
Sr. Unscd. Notes	11.50	11/15/15	10,320,000	a,b	5,508,300
First Data,
Gtd. Notes	9.88	9/24/15	2,205,000	a	1,345,050
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,000	a	870
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	4,724,000	a	3,141,460
					10,846,855
Telecommunications--14.1%
Belden,
Gtd. Notes	7.00	3/15/17	700,000	a	528,500
Centennial Cellular Operating,
Gtd. Notes	10.13	6/15/13	3,145,000	a	3,192,175
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	940,000	a,d	958,800
Centennial Communications,

Sr. Unscd. Notes		10.00	1/1/13	3,754,000	a	3,904,160
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	2,265,000	a,b	1,483,575
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	2,439,000	a,b	1,548,765
Inmarsat Finance II,
Gtd. Notes		10.38	11/15/12	275,000	d	245,094
Inmarsat Finance,
Sr. Scd. Notes		7.63	6/30/12	632,000		553,790
Intelsat Jackson Holdings,
Gtd. Notes		11.25	6/15/16	7,255,000		6,638,325
Intelsat,
Sr. Unscd. Notes		6.50	11/1/13	6,365,000		3,596,225
Intelsat,
Sr. Unscd. Notes		7.63	4/15/12	3,395,000	a	2,291,625
Nordic Telephone Holdings,
Sr. Scd. Notes	EUR	8.25	5/1/16	1,450,000	b,f	1,350,431
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	415,000	a,b	292,575
Nortel Networks,
Gtd. Notes		10.75	7/15/16	900,000	a	243,000
Wind Acquisition Finance,
Sr. Scd. Bonds		10.75	12/1/15	575,000	a,b	497,375
						27,324,415
Textiles & Apparel--2.2%
Invista,
Sr. Unscd. Notes		9.25	5/1/12	4,405,000	a,b	3,105,525
Levi Strauss & Co.,
Sr. Unscd. Notes		9.75	1/15/15	1,580,000	a	1,177,100
						4,282,625
Utilities - Gas--.4%
Ferrellgas,
Sr. Unscd. Notes		6.75	5/1/14	1,170,000		813,150
Total Bonds and Notes
(cost $354,317,039)						264,953,711

Preferred Stocks--.1%

Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $2,256,546)	2,182	[a]	152,763

Common Stocks--.0%
Cable & Media--.0%
Time Warner Cable, Cl. A	6	a,g	129
Electric Utilities--.0%
Mirant	1,912	a,g	36,079
Total Common Stocks
(cost $79,123)			36,208

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,744,000)	1,744,000	[h]	1,744,000
Total Investments (cost $358,396,708)	137.3%		266,886,682
Liabilities, Less Cash and Receivables	(37.3%)		(72,501,803)
Net Assets	100.0%		194,384,879

a	Collateral for Revolving Credit and Security Agreement.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $56,937,571 or 29.3% of net assets.

c	Security linked to a portfolio of debt securities.
d	Variable rate security--interest rate subject to periodic change.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $358,396,708. Net unrealized depreciation on investments was $91,510,026 of which $1,430,041 related to appreciated investment securities and $92,940,067 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2008, the fund held the following foreign currency exchange contracts:

Unrealized
	Foreign			Appreciation/
Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amount	Proceeds ($)	Value ($)	at 12/31/2008	($)
Sell
Euro, expiring 1/16/2009	1,570,000	2,022,239	2,180,672	(158,433)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	1,780,208
Level 2 - Other Significant Observable Inputs	265,106,474		(158,433)
Level 3 - Significant Unobservable Inputs	0		0
Total	266,886,682		(158,433)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)